Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory Net [Abstract]
Bunkers	$ 521	$ 251
Lubricants	4,223	4,331
Stores	1,291	777
Victualling	281	236
Total	$ 6,316	$ 5,595